Net Revenue - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Contract Balances [line items]
Revenue from contracts with customers	$ 1,587,415.0	$ 1,339,254.8	$ 1,069,985.4
Accrued expenses and other current liabilities [member]
Disclosure of Contract Balances [line items]
Revenue from contracts with customers	$ 11,590.4	$ 4,737.0	$ 3,876.6